Interests in Joint operations (Tables)	12 Months Ended
Dec. 31, 2025
Interests in Joint operations
Schedule of Assets, Liabilities and Results of Joint Operations

The following amounts represent the Group’s share in the assets, liabilities and results of the joint operations which have been recognized in the Consolidated Statement of Financial Position and Statement of Income:

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2025
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	361,660	7,683	369,343	(6,220)	363,123	296,932	146,458
Llanos 32 Block (a)	12.5%	—	—	—	—	—	3,725	2,424
Llanos 86 Block	50%	10,216	166	10,382	—	10,382	—	(60)
Llanos 87 Block	50%	13,256	454	13,710	(664)	13,046	2,938	(2,833)
Llanos 104 Block	50%	18,055	861	18,916	(86)	18,830	—	(308)
Llanos 123 Block	50%	58,606	3,519	62,125	(1,236)	60,889	41,321	3,283
Llanos 124 Block	50%	—	139	139	(43)	96	—	(61)
CPO-5 Block	30%	124,154	166	124,320	(2,367)	121,953	98,581	17,782
CPO-4-1 Block	50%	655	54	709	—	709	—	(60)
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	4,109	38	4,147	—	4,147	—	(63)
PUT-8 Block	50%	14,072	744	14,816	(57)	14,759	—	(6,167)
PUT-9 Block	50%	—	104	104	—	104	—	(4,618)
PUT-36 Block	50%	—	47	47	—	47	—	(3,044)
Tacacho Block	50%	—	89	89	—	89	—	(63)
Terecay Block	50%	—	21	21	—	21	—	(63)
GeoPark Ecuador S.A.
Espejo Block (b)	50%	—	—	—	—	—	3,103	(12,322)
Perico Block (b)	50%	—	—	—	—	—	15,360	(16,064)
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field (c)	10%	—	—	—	—	—	6,435	1,203
GeoPark Argentina S.A.
Puesto Silva Oeste (d)	95%	2,996	—	2,996	(94)	2,902	138	20
(a)	See Note 34.4.
(b)	See Note 34.3.
(c)	See Note 34.2.
(d)	See Note 34.1.

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2024
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	382,116	5,530	387,646	(4,588)	383,058	393,759	242,732
Llanos 32 Block	12.5%	13,738	36	13,774	(319)	13,455	9,742	5,925
Llanos 86 Block	50%	9,553	164	9,717	—	9,717	—	(170)
Llanos 87 Block	50%	15,498	194	15,692	(390)	15,302	4,661	(88)
Llanos 94 Block (e)	50%	—	—	—	(469)	(469)	—	(81)
Llanos 104 Block	50%	8,845	145	8,990	—	8,990	—	(149)
Llanos 123 Block	50%	34,915	1,930	36,845	(895)	35,950	31,237	12,303
Llanos 124 Block	50%	—	—	—	(97)	(97)	—	(62)
CPO-5 Block	30%	156,932	—	156,932	(1,698)	155,234	122,634	53,560
CPO-4-1 Block	50%	303	56	359	—	359	—	(60)
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	4,101	41	4,142	(9)	4,133	—	(51)
PUT-8 Block	50%	11,916	809	12,725	(33)	12,692	—	(15)
PUT-9 Block	50%	4,286	135	4,421	—	4,421	—	(30)
PUT-36 Block	50%	3,113	45	3,158	—	3,158	—	(51)
Tacacho Block	50%	—	83	83	—	83	—	(58)
Terecay Block	50%	—	25	25	—	25	—	(57)
GeoPark Ecuador S.A.
Espejo Block	50%	12,403	356	12,759	(758)	12,001	1,187	(26)
Perico Block	50%	29,228	—	29,228	(1,455)	27,773	29,380	6,699
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	4,812	1,144	5,956	(13,044)	(7,088)	2,934	(4,044)
GeoPark Argentina S.A.
Los Parlamentos Block	50%	—	—	—	(76)	(76)	—	(41)
Puelen Block	18%	—	—	—	—	—	—	(38)
(e)	On August 14, 2024, the Llanos 94 Block working interest transferred to the joint operation partner.

Subsidiary /			Other	Total	Total	Net Assets/		Operating
Joint operation	Interest	PP&E	Assets	Assets	Liabilities	(Liabilities)	Revenue	profit (loss)
2023
GeoPark Colombia S.A.S.
Llanos 34 Block	45%	354,361	5,079	359,440	(7,641)	351,799	464,146	295,556
Llanos 32 Block	12.5%	2,493	—	2,493	(655)	1,838	7,811	5,661
Llanos 86 Block	50%	5,532	227	5,759	—	5,759	—	(187)
Llanos 87 Block	50%	16,621	650	17,271	(1,211)	16,060	1,527	(17,722)
Llanos 94 Block	50%	—	—	—	(336)	(336)	—	(1,044)
Llanos 104 Block	50%	5,536	320	5,856	—	5,856	—	(186)
Llanos 123 Block	50%	16,292	1,035	17,327	(520)	16,807	8,648	4,006
Llanos 124 Block	50%	—	170	170	(166)	4	—	(7,496)
CPO-5 Block	30%	182,484	—	182,484	(1,540)	180,944	148,594	50,032
CPO-4-1 Block	50%	102	7	109	—	109	—	(96)
Amerisur Exploración Colombia Limitada Sucursal Colombia
Mecaya Block	50%	3,948	51	3,999	(40)	3,959	—	(66)
PUT-8 Block	50%	9,118	306	9,424	—	9,424	—	(8)
PUT-9 Block	50%	4,454	68	4,522	—	4,522	—	(66)
PUT-36 Block	50%	2,950	50	3,000	—	3,000	—	(2)
Tacacho Block	50%	—	103	103	—	103	—	(8)
Terecay Block	50%	—	36	36	—	36	—	(8)
GeoPark Ecuador S.A.
Espejo Block	50%	10,072	213	10,285	(467)	9,818	1,450	(1,897)
Perico Block	50%	22,231	—	22,231	(889)	21,342	17,647	258
GeoPark Brasil Exploração y Produção de Petróleo e Gas Ltda.
Manati Field	10%	5,233	17,546	22,779	(12,788)	9,991	14,019	4,955
POT-T‑785 Block	70%	160	—	160	—	160	—	—
GeoPark TdF S.p.A.
Flamenco Block	50%	—	—	—	(1,336)	(1,336)	—	(178)
Campanario Block	50%	—	—	—	(5,438)	(5,438)	—	(5,113)
Isla Norte Block	60%	—	—	—	(1,018)	(1,018)	—	(1,000)
GeoPark Argentina S.A.
Los Parlamentos Block	50%	—	—	—	—	—	—	(7,086)
Puelen Block	18%	—	2	2	(60)	(58)	—	(51)